SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]
22.	SUPPLEMENTAL CASH FLOW INFORMATION

Other non-cash items are comprised of the following:

	2017	2016
Accretion	$791	$23
Change in reclamation and remediation provision	24	(161)
Interest income	(808)	(225)
Interest expense	171	57
Gain on disposal of fixed assets	(217)	–
	$(39)	$(306)

The non-cash investing and financing activities of the Company include the following:

	2017	2016
Change in reclamation and remediation provision asset	$40	$439
Change in trade payables related to mineral properties, plant and equipment	96	(53)
	$136	$386